Document and Entity Information	0 Months Ended
May 31, 2013
Risk/Return:
Document Type	485BPOS
Document Period End Date	May 31, 2013
Registrant Name	INCOME FUND OF AMERICA
Central Index Key	0000050013
Amendment Flag	false
Document Creation Date	Sep. 30, 2013
Document Effective Date	Oct. 01, 2013
Prospectus Date	Oct. 01, 2013
INCOME FUND OF AMERICA® | Class A
Risk/Return:
Trading Symbol	AMECX
INCOME FUND OF AMERICA® | Class R-1
Risk/Return:
Trading Symbol	RIDAX
INCOME FUND OF AMERICA® | Class R-2
Risk/Return:
Trading Symbol	RIDBX
INCOME FUND OF AMERICA® | Class R-3
Risk/Return:
Trading Symbol	RIDCX
INCOME FUND OF AMERICA® | Class R-4
Risk/Return:
Trading Symbol	RIDEX
INCOME FUND OF AMERICA® | Class R-5
Risk/Return:
Trading Symbol	RIDFX
INCOME FUND OF AMERICA® | Class B
Risk/Return:
Trading Symbol	IFABX
INCOME FUND OF AMERICA® | Class C
Risk/Return:
Trading Symbol	IFACX
INCOME FUND OF AMERICA® | Class F-1
Risk/Return:
Trading Symbol	IFAFX
INCOME FUND OF AMERICA® | Class 529-A
Risk/Return:
Trading Symbol	CIMAX
INCOME FUND OF AMERICA® | Class 529-B
Risk/Return:
Trading Symbol	CIMBX
INCOME FUND OF AMERICA® | Class 529-C
Risk/Return:
Trading Symbol	CIMCX
INCOME FUND OF AMERICA® | Class 529-E
Risk/Return:
Trading Symbol	CIMEX
INCOME FUND OF AMERICA® | Class 529-F-1
Risk/Return:
Trading Symbol	CIMFX
INCOME FUND OF AMERICA® | Class F-2
Risk/Return:
Trading Symbol	AMEFX
INCOME FUND OF AMERICA® | Class R-6
Risk/Return:
Trading Symbol	RIDGX